Penn Capital Mid Cap Core Fund
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value
Aerospace & Defense - 1.6%
Leonardo DRS, Inc. (a)	2,714	$94,366

Air Freight & Logistics - 2.8%
Forward Air Corp.	2,361	86,625
GXO Logistics, Inc. (a)	1,296	78,836
		165,461

Banks - 8.0%
Ameris Bancorp	1,232	86,585
Dime Community Bancshares, Inc.	1,883	67,562
Pinnacle Financial Partners, Inc.	871	110,713
Popular, Inc.	1,013	100,652
Texas Capital Bancshares, Inc. (a)	1,277	112,950
		478,462

Biotechnology - 2.2%
Mirum Pharmaceuticals, Inc. (a)	1,372	63,414
TG Therapeutics, Inc. (a)	2,013	70,052
		133,466

Capital Markets - 5.1%
Affiliated Managers Group, Inc.	491	92,082
BGC Group, Inc. - Class A	10,885	106,020
Lazard, Inc.	1,823	105,862
		303,964

Communications Equipment - 1.2%
Lumentum Holdings, Inc. (a)	816	70,967

Construction & Engineering - 1.6%
MasTec, Inc. (a)	654	94,215

Construction Materials - 1.9%
Knife River Corp. (a)	1,075	111,262

Consumer Finance - 0.9%
OneMain Holdings, Inc.	884	50,697

Consumer Staples Distribution & Retail - 2.4%
Chefs' Warehouse, Inc. (a)	1,770	79,137
Performance Food Group Co. (a)	688	60,709
		139,846

Electrical Equipment - 1.8%
Generac Holdings, Inc. (a)	583	109,721

Energy Equipment & Services - 3.8%
Patterson-UTI Energy, Inc.	4,170	35,028
Transocean Ltd. (a)	16,752	73,709
Weatherford International PLC	1,392	114,561
		223,298

Financial Services - 1.5%
Shift4 Payments, Inc. - Class A (a)	807	92,063

Ground Transportation - 2.5%
ArcBest Corp.	351	40,463
RXO, Inc. (a)	3,597	108,450
		148,913

Health Care Equipment & Supplies - 2.4%
Alphatec Holdings, Inc. (a)	8,313	87,120
Lantheus Holdings, Inc. (a)	635	56,687
		143,807

Health Care Providers & Services - 1.1%
Tenet Healthcare Corp. (a)	444	63,350

Health Care Technology - 1.7%
Waystar Holding Corp. (a)	3,199	98,785

Hotel & Resort REITs - 1.4%
Ryman Hospitality Properties, Inc.	733	85,937

Hotels, Restaurants & Leisure - 13.9%
Caesars Entertainment, Inc. (a)	2,967	114,200
DraftKings, Inc. - Class A (a)	2,304	100,570
First Watch Restaurant Group, Inc. (a)	4,179	79,777
Golden Entertainment, Inc.	3,015	101,726
Life Time Group Holdings, Inc. (a)	2,980	72,325
Norwegian Cruise Line Holdings Ltd. (a)	3,935	105,812
Planet Fitness, Inc. - Class A (a)	777	77,350
Sportradar Group AG - Class A (a)	4,772	82,746
United Parks & Resorts, Inc. (a)	1,548	90,775
		825,281

IT Services - 1.8%
Kyndryl Holdings, Inc. (a)	3,015	104,651

Machinery - 3.4%
Chart Industries, Inc. (a)	586	113,244
Hillman Solutions Corp. (a)	7,602	86,663
		199,907

Media - 5.5%
Gray Television, Inc.	9,411	40,185
Magnite, Inc. (a)	4,882	81,969
Nexstar Media Group, Inc.	709	120,948
Stagwell, Inc. (a)	10,385	81,626
		324,728

Metals & Mining - 3.6%
Carpenter Technology Corp.	609	118,170
Commercial Metals Co.	1,531	94,448
		212,618

Oil, Gas & Consumable Fuels - 4.8%
Expand Energy Corp.	966	95,595
Gulfport Energy Corp. (a)	580	101,964
Northern Oil & Gas, Inc.	1,993	86,676
		284,235

Pharmaceuticals - 1.8%
Avadel Pharmaceuticals PLC (a)	3,741	41,375
Elanco Animal Health, Inc. (a)	5,099	67,358
		108,733

Professional Services - 0.8%
Amentum Holdings, Inc. (a)	2,017	49,114

Real Estate Management & Development - 1.8%
Newmark Group, Inc. - Class A	6,878	106,471

Retail REITs - 0.9%
Agree Realty Corp.	724	55,603

Semiconductors & Semiconductor Equipment - 2.9%
Rambus, Inc. (a)	1,037	59,949
Semtech Corp. (a)	1,727	110,597
		170,546

Software - 6.3%
Blackbaud, Inc. (a)	1,050	88,137
Pegasystems, Inc.	1,019	96,774
Q2 Holdings, Inc. (a)	829	86,829
SentinelOne, Inc. - Class A (a)	3,690	103,136
		374,876

Specialized REITs - 1.2%
EPR Properties	1,635	74,180

Specialty Retail - 1.2%
Floor & Decor Holdings, Inc. - Class A (a)	660	74,059

Technology Hardware, Storage & Peripherals - 1.1%
Western Digital Corp. (a)	918	67,005

Trading Companies & Distributors - 4.0%
DNOW, Inc. (a)	4,588	69,049
FTAI Aviation Ltd.	497	83,904
H&E Equipment Services, Inc.	1,405	83,935
		236,888
TOTAL COMMON STOCKS (Cost $4,489,218)		5,877,475

TOTAL INVESTMENTS - 98.9% (Cost $4,489,218)		5,877,475
Other Assets in Excess of Liabilities - 1.1%		68,013
TOTAL NET ASSETS - 100.0%		$5,945,488
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AG - Aktiengesellschaft
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

Penn Capital Mid Cap Core Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$5,877,475	$–	$–	$5,877,475
Total Investments	$5,877,475	$–	$–	$5,877,475

Refer to the Schedule of Investments for further disaggregation of investment categories.